The American Funds Income Series
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200


November 3, 2000


Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: The American Funds Income Series
    File Nos.  811-4318
                2-98199

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/30/00 of Registrant's Post-Effective Amendment No. 24 under The Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely,
/s/ Julie F. Williams
Julie F. Williams
Secretary


cc:   Mr. Bric Barrientos
     (Division of Investment Management)